Commitments and Contingencies (FY) (Details) - USD ($)	1 Months Ended	8 Months Ended	9 Months Ended
	Dec. 22, 2021	Dec. 31, 2021	Sep. 30, 2022
Commitments and Contingencies (Details) [Line Items]
Gross proceeds (in Dollars)		$ 189,750,000	$ 189,750,000
Business combination, percentage		3.68%	3.68%
Gross proceeds (in Dollars)		$ 6,986,250
Fair value (in Dollars)	$ 3,570,576
Exercisable per share (in Dollars per share)		$ 11.5	$ 11.5
Warrants term		5 years	5 years
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Additional shares units		2,475,000	2,475,000
Underwriting discount		1.82%	1.82%
Gross proceeds (in Dollars)		$ 3,450,000
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriters	450,000
Warrants		74,250	74,250
Aggregate exercise price (in Dollars)		$ 6,546,375	$ 6,546,375
I-Bankers and Dawson James [Member]
Commitments and Contingencies (Details) [Line Items]
Shares of common stock	37,500
Warrants underwriters		569,250	569,250